Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Empower Bond Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Bond Index Fund
Class Name	Institutional Class
Trading Symbol	MXCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Bond Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Institutional Class/MXCOX)	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 4,282,000,000
Holdings Count | Holding	2,413
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you
should
pay attention to.
Fund net assets	$ 4,282M
Total number of portfolio holdings	2,413
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	12%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.05 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.13%	0.97%
United States Treasury Note/Bond 0.75%	0.91%
United States Treasury Note/Bond 0.88%	0.89%
United States Treasury Note/Bond 0.63%	0.84%
United States Treasury Note/Bond 2.38%	0.83%
United States Treasury Note/Bond 1.50%	0.83%
United States Treasury Note/Bond 3.88%	0.81%
United States Treasury Note/Bond 1.00%	0.79%
United States Treasury Note/Bond 4.88%	0.78%
United States Treasury Note/Bond 3.75%	0.76%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 4.13%	0.97%
United States Treasury Note/Bond 0.75%	0.91%
United States Treasury Note/Bond 0.88%	0.89%
United States Treasury Note/Bond 0.63%	0.84%
United States Treasury Note/Bond 2.38%	0.83%
United States Treasury Note/Bond 1.50%	0.83%
United States Treasury Note/Bond 3.88%	0.81%
United States Treasury Note/Bond 1.00%	0.79%
United States Treasury Note/Bond 4.88%	0.78%
United States Treasury Note/Bond 3.75%	0.76%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Bond Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Bond Index Fund
Class Name	Investor Class
Trading Symbol	MXBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Bond Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Investor Class/MXBIX)	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Net Assets	$ 4,282,000,000
Holdings Count | Holding	2,413
Advisory Fees Paid, Amount	$ 2,400,000
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 4,282M
Total number of portfolio holdings	2,413
Total advisory fee paid	$ 2.4M
Portfolio turnover rate as of the end of the reporting period	12%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.05 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.13%	0.97%
United States Treasury Note/Bond 0.75%	0.91%
United States Treasury Note/Bond 0.88%	0.89%
United States Treasury Note/Bond 0.63%	0.84%
United States Treasury Note/Bond 2.38%	0.83%
United States Treasury Note/Bond 1.50%	0.83%
United States Treasury Note/Bond 3.88%	0.81%
United States Treasury Note/Bond 1.00%	0.79%
United States Treasury Note/Bond 4.88%	0.78%
United States Treasury Note/Bond 3.75%	0.76%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 4.13%	0.97%
United States Treasury Note/Bond 0.75%	0.91%
United States Treasury Note/Bond 0.88%	0.89%
United States Treasury Note/Bond 0.63%	0.84%
United States Treasury Note/Bond 2.38%	0.83%
United States Treasury Note/Bond 1.50%	0.83%
United States Treasury Note/Bond 3.88%	0.81%
United States Treasury Note/Bond 1.00%	0.79%
United States Treasury Note/Bond 4.88%	0.78%
United States Treasury Note/Bond 3.75%	0.76%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Bond Fund
Class Name	Institutional Class
Trading Symbol	MXIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Institutional Class/MXIUX)	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Net Assets	$ 622,000,000
Holdings Count | Holding	1,427
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 622M
Total number of portfolio holdings	1,427
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period	81%
Average Credit Quality	Aa2
Weighted Average Maturity	14 years
Effective Duration	5.99 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Uniform Mortgage-Backed Security 6.00%	4.26%
U.S. Treasury Bills 4.25%	2.64%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Uniform Mortgage-Backed Security 5.50%	1.62%
United States Treasury Note/Bond 1.50%	1.58%
U.S. Treasury Bills 4.14%	1.38%
United States Treasury Note/Bond 4.63%	1.34%
United States Treasury Note/Bond 4.13%	1.30%
Federal National Mortgage Association 2.50%	1.25%
United States Treasury Note/Bond 4.25%	1.07%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
Uniform Mortgage-Backed Security 6.00%	4.26%
U.S. Treasury Bills 4.25%	2.64%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Uniform Mortgage-Backed Security 5.50%	1.62%
United States Treasury Note/Bond 1.50%	1.58%
U.S. Treasury Bills 4.14%	1.38%
United States Treasury Note/Bond 4.63%	1.34%
United States Treasury Note/Bond 4.13%	1.30%
Federal National Mortgage Association 2.50%	1.25%
United States Treasury Note/Bond 4.25%	1.07%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Bond Fund
Class Name	Investor Class
Trading Symbol	MXFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Core Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Investor Class/MXFDX)	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Net Assets	$ 622,000,000
Holdings Count | Holding	1,427
Advisory Fees Paid, Amount	$ 900,000
Investment Company, Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics
that
you should pay attention to.
Fund net assets	$ 622M
Total number of portfolio holdings	1,427
Total advisory fee paid	$ 0.9M
Portfolio turnover rate as of the end of the reporting period	81%
Average Credit Quality	Aa2
Weighted Average Maturity	14 years
Effective Duration	5.99 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Uniform Mortgage-Backed Security 6.00%	4.26%
U.S. Treasury Bills 4.25%	2.64%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Uniform Mortgage-Backed Security 5.50%	1.62%
United States Treasury Note/Bond 1.50%	1.58%
U.S. Treasury Bills 4.14%	1.38%
United States Treasury Note/Bond 4.63%	1.34%
United States Treasury Note/Bond 4.13%	1.30%
Federal National Mortgage Association 2.50%	1.25%
United States Treasury Note/Bond 4.25%	1.07%
CREDIT RATING ALLOCATION
(a)

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
Uniform Mortgage-Backed Security 6.00%	4.26%
U.S. Treasury Bills 4.25%	2.64%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.63%
Uniform Mortgage-Backed Security 5.50%	1.62%
United States Treasury Note/Bond 1.50%	1.58%
U.S. Treasury Bills 4.14%	1.38%
United States Treasury Note/Bond 4.63%	1.34%
United States Treasury Note/Bond 4.13%	1.30%
Federal National Mortgage Association 2.50%	1.25%
United States Treasury Note/Bond 4.25%	1.07%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Global Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Global Bond Fund
Class Name	Institutional Class
Trading Symbol	MXZMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Global Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Institutional Class/MXZMX)	$ 67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Net Assets	$ 558,000,000
Holdings Count | Holding	867
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 558M
Total number of portfolio holdings	867
Total advisory fee paid	$ 1.6M
Portfolio turnover rate as of the end of the reporting period	82%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	6.95 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.13%	2.53%
United States Treasury Note/Bond 3.88%	2.24%
Colombian TES 6.00%	1.90%
Petroleos Mexicanos 4.75%	1.67%
United States Treasury Note/Bond 3.88%	1.64%
United States Treasury Note/Bond 3.75%	1.57%
United States Treasury Note/Bond 4.00%	1.57%
United States Treasury Note/Bond 3.50%	1.57%
Japan Government Forty Year Bond 2.20%	1.56%
United Kingdom Gilt 4.38%	1.42%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.13%	2.53%
United States Treasury Note/Bond 3.88%	2.24%
Colombian TES 6.00%	1.90%
Petroleos Mexicanos 4.75%	1.67%
United States Treasury Note/Bond 3.88%	1.64%
United States Treasury Note/Bond 3.75%	1.57%
United States Treasury Note/Bond 4.00%	1.57%
United States Treasury Note/Bond 3.50%	1.57%
Japan Government Forty Year Bond 2.20%	1.56%
United Kingdom Gilt 4.38%	1.42%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Global Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Global Bond Fund
Class Name	Investor Class
Trading Symbol	MXGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Global Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Investor Class/MXGBX)	$ 103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Net Assets	$ 558,000,000
Holdings Count | Holding	867
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 558M
Total number of portfolio holdings	867
Total advisory fee paid	$ 1.6M
Portfolio turnover rate as of the end of the reporting period	82%
Average Credit Quality	A1
Weighted Average Maturity	13 years
Effective Duration	6.95 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.13%	2.53%
United States Treasury Note/Bond 3.88%	2.24%
Colombian TES 6.00%	1.90%
Petroleos Mexicanos 4.75%	1.67%
United States Treasury Note/Bond 3.88%	1.64%
United States Treasury Note/Bond 3.75%	1.57%
United States Treasury Note/Bond 4.00%	1.57%
United States Treasury Note/Bond 3.50%	1.57%
Japan Government Forty Year Bond 2.20%	1.56%
United Kingdom Gilt 4.38%	1.42%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.13%	2.53%
United States Treasury Note/Bond 3.88%	2.24%
Colombian TES 6.00%	1.90%
Petroleos Mexicanos 4.75%	1.67%
United States Treasury Note/Bond 3.88%	1.64%
United States Treasury Note/Bond 3.75%	1.57%
United States Treasury Note/Bond 4.00%	1.57%
United States Treasury Note/Bond 3.50%	1.57%
Japan Government Forty Year Bond 2.20%	1.56%
United Kingdom Gilt 4.38%	1.42%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower High Yield Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	MXFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Institutional Class/MXFRX)	$ 65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Net Assets	$ 693,000,000
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 693M
Total number of portfolio holdings	511
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	29%
Average Credit Quality	B1
Weighted Average Maturity	5 years
Effective Duration	2.40 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.94%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.70%
Tenet Healthcare Corp 6.13%	0.62%
MicroStrategy Inc	0.61%
Expand Energy Corp 6.75%	0.60%
DaVita Inc 6.88%	0.59%
Opal Bidco SAS 6.50%	0.57%
Boeing Co	0.56%
Ford Motor Credit Co LLC 4.00%	0.55%
Kedrion SpA 6.50%	0.55%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.94%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.70%
Tenet Healthcare Corp 6.13%	0.62%
MicroStrategy Inc	0.61%
Expand Energy Corp 6.75%	0.60%
DaVita Inc 6.88%	0.59%
Opal Bidco SAS 6.50%	0.57%
Boeing Co	0.56%
Ford Motor Credit Co LLC 4.00%	0.55%
Kedrion SpA 6.50%	0.55%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower High Yield Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	MXHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Investor Class/MXHYX)	$ 100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Net Assets	$ 693,000,000
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 693M
Total number of portfolio holdings	511
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	29%
Average Credit Quality	B1
Weighted Average Maturity	5 years
Effective Duration	2.40 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.94%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.70%
Tenet Healthcare Corp 6.13%	0.62%
MicroStrategy Inc	0.61%
Expand Energy Corp 6.75%	0.60%
DaVita Inc 6.88%	0.59%
Opal Bidco SAS 6.50%	0.57%
Boeing Co	0.56%
Ford Motor Credit Co LLC 4.00%	0.55%
Kedrion SpA 6.50%	0.55%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.94%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.70%
Tenet Healthcare Corp 6.13%	0.62%
MicroStrategy Inc	0.61%
Expand Energy Corp 6.75%	0.60%
DaVita Inc 6.88%	0.59%
Opal Bidco SAS 6.50%	0.57%
Boeing Co	0.56%
Ford Motor Credit Co LLC 4.00%	0.55%
Kedrion SpA 6.50%	0.55%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Inflation-Protected Securities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Inflation-Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	MXIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Net Assets	$ 437,000,000
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 437M
Total number of portfolio holdings	297
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	63%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.53 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	14.81%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	13.53%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	11.24%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	6.09%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	4.01%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	3.38%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.94%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	1.09%
Cathedral Lake VI Ltd 5.79%	0.82%
Apidos XII 5.34%	0.69%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	14.81%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	13.53%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	11.24%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	6.09%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	4.01%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	3.38%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.94%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	1.09%
Cathedral Lake VI Ltd 5.79%	0.82%
Apidos XII 5.34%	0.69%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Inflation-Protected Securities Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Inflation-Protected Securities Fund
Class Name	Investor Class
Trading Symbol	MXIHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Net Assets	$ 437,000,000
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 437M
Total number of portfolio holdings	297
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	63%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.53 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	14.81%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	13.53%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	11.24%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	6.09%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	4.01%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	3.38%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.94%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	1.09%
Cathedral Lake VI Ltd 5.79%	0.82%
Apidos XII 5.34%	0.69%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	14.81%
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	13.53%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	11.24%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	6.09%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	4.01%
U.S. Treasury Inflation Indexed Bonds TIPS 1.38%	3.38%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.94%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	1.09%
Cathedral Lake VI Ltd 5.79%	0.82%
Apidos XII 5.34%	0.69%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Multi-Sector Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Multi-Sector Bond Fund
Class Name	Institutional Class
Trading Symbol	MXUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)	$ 56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Net Assets	$ 1,214,000,000
Holdings Count | Holding	1,630
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,214M
Total number of portfolio holdings	1,630
Total advisory fee paid	$ 2.9M
Portfolio turnover rate as of the end of the reporting period	40%
Average Credit Quality	Baa1
Weighted Average Maturity	11 years
Effective Duration	4.36 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.75%	3.04%
United States Treasury Note/Bond 4.00%	3.00%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.89%
United States Treasury Note/Bond 4.00%	0.98%
U.S. Treasury Bills 4.16%	0.98%
United States Treasury Note/Bond 4.00%	0.97%
EchoStar Corp 10.75%	0.69%
U.S. Treasury Bills 4.23%	0.61%
Federal Home Loan Mortgage Corp 6.00%	0.51%
United States Treasury Note/Bond 4.50%	0.46%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.75%	3.04%
United States Treasury Note/Bond 4.00%	3.00%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.89%
United States Treasury Note/Bond 4.00%	0.98%
U.S. Treasury Bills 4.16%	0.98%
United States Treasury Note/Bond 4.00%	0.97%
EchoStar Corp 10.75%	0.69%
U.S. Treasury Bills 4.23%	0.61%
Federal Home Loan Mortgage Corp 6.00%	0.51%
United States Treasury Note/Bond 4.50%	0.46%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Multi-Sector Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Multi-Sector Bond Fund
Class Name	Investor Class
Trading Symbol	MXLMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Investor Class/MXLMX)	$ 92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Net Assets	$ 1,214,000,000
Holdings Count | Holding	1,630
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,214M
Total number of portfolio holdings	1,630
Total advisory fee paid	$ 2.9M
Portfolio turnover rate as of the end of the reporting period	40%
Average Credit Quality	Baa1
Weighted Average Maturity	11 years
Effective Duration	4.36 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.75%	3.04%
United States Treasury Note/Bond 4.00%	3.00%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.89%
United States Treasury Note/Bond 4.00%	0.98%
U.S. Treasury Bills 4.16%	0.98%
United States Treasury Note/Bond 4.00%	0.97%
EchoStar Corp 10.75%	0.69%
U.S. Treasury Bills 4.23%	0.61%
Federal Home Loan Mortgage Corp 6.00%	0.51%
United States Treasury Note/Bond 4.50%	0.46%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.75%	3.04%
United States Treasury Note/Bond 4.00%	3.00%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.89%
United States Treasury Note/Bond 4.00%	0.98%
U.S. Treasury Bills 4.16%	0.98%
United States Treasury Note/Bond 4.00%	0.97%
EchoStar Corp 10.75%	0.69%
U.S. Treasury Bills 4.23%	0.61%
Federal Home Loan Mortgage Corp 6.00%	0.51%
United States Treasury Note/Bond 4.50%	0.46%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Short Duration Bond - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Short Duration Bond Fund
Class Name	Institutional Class
Trading Symbol	MXXJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Short Duration Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Institutional Class/MXXJX)	$ 24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Net Assets	$ 473,000,000
Holdings Count | Holding	422
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 473M
Total number of portfolio holdings	422
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	34%
Average Credit Quality	A2
Weighted Average Maturity	5 years
Effective Duration	1.70 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	6.13%
Federal Home Loan Bank 4.32%	4.27%
Bank of America Corp 6.20%	1.30%
Ally Financial Inc 5.75%	1.11%
Boeing Co 2.75%	0.92%
Sprint Capital Corp 6.88%	0.84%
Athene Global Funding 1.73%	0.76%
Targa Resources Corp	0.75%
Banco Santander SA 1.72%	0.75%
Morgan Stanley 3.95%	0.74%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.88%	6.13%
Federal Home Loan Bank 4.32%	4.27%
Bank of America Corp 6.20%	1.30%
Ally Financial Inc 5.75%	1.11%
Boeing Co 2.75%	0.92%
Sprint Capital Corp 6.88%	0.84%
Athene Global Funding 1.73%	0.76%
Targa Resources Corp	0.75%
Banco Santander SA 1.72%	0.75%
Morgan Stanley 3.95%	0.74%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Short Duration Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Short Duration Bond Fund
Class Name	Investor Class
Trading Symbol	MXSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Short Duration Bond Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Investor Class/MXSDX)	$ 60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Net Assets	$ 473,000,000
Holdings Count | Holding	422
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 473M
Total number of portfolio holdings	422
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	34%
Average Credit Quality	A2
Weighted Average Maturity	5 years
Effective Duration	1.70 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	6.12%
Federal Home Loan Bank 4.32%	4.27%
Bank of America Corp 6.20%	1.30%
Ally Financial Inc 5.75%	1.11%
Boeing Co 2.75%	0.92%
Sprint Capital Corp 6.88%	0.84%
Athene Global Funding 1.73%	0.76%
Targa Resources Corp	0.75%
Banco Santander SA 1.72%	0.75%
Morgan Stanley 3.95%	0.74%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.88%	6.12%
Federal Home Loan Bank 4.32%	4.27%
Bank of America Corp 6.20%	1.30%
Ally Financial Inc 5.75%	1.11%
Boeing Co 2.75%	0.92%
Sprint Capital Corp 6.88%	0.84%
Athene Global Funding 1.73%	0.76%
Targa Resources Corp	0.75%
Banco Santander SA 1.72%	0.75%
Morgan Stanley 3.95%	0.74%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower U.S. Government Securities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower U.S. Government Securities Fund
Class Name	Institutional Class
Trading Symbol	MXDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Institutional Class/MXDQX)	$ 24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
Net Assets	$ 557,000,000
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 557M
Total number of portfolio holdings	278
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	54%
Average Credit Quality	Aa1
Weighted Average Maturity	15 years
Effective Duration	5.86 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.25%	7.24%
United States Treasury Note/Bond 4.13%	5.44%
United States Treasury Note/Bond 4.25%	4.49%
United States Treasury Note/Bond 4.75%	4.00%
United States Treasury Note/Bond 4.50%	3.56%
United States Treasury Note/Bond 4.00%	3.21%
United States Treasury Note/Bond 4.13%	3.10%
United States Treasury Note/Bond 3.38%	2.63%
United States Treasury Note/Bond 4.63%	2.38%
United States Treasury Note/Bond 4.13%	1.51%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 4.25%	7.24%
United States Treasury Note/Bond 4.13%	5.44%
United States Treasury Note/Bond 4.25%	4.49%
United States Treasury Note/Bond 4.75%	4.00%
United States Treasury Note/Bond 4.50%	3.56%
United States Treasury Note/Bond 4.00%	3.21%
United States Treasury Note/Bond 4.13%	3.10%
United States Treasury Note/Bond 3.38%	2.63%
United States Treasury Note/Bond 4.63%	2.38%
United States Treasury Note/Bond 4.13%	1.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower U.S. Government Securities Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower U.S. Government Securities Fund
Class Name	Investor Class
Trading Symbol	MXGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Investor Class/MXGMX)	$ 60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Net Assets	$ 557,000,000
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 600,000
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 557M
Total number of portfolio holdings	278
Total advisory fee paid	$ 0.6M
Portfolio turnover rate as of the end of the reporting period	54%
Average Credit Quality	Aa1
Weighted Average Maturity	15 years
Effective Duration	5.86 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.25%	7.24%
United States Treasury Note/Bond 4.13%	5.44%
United States Treasury Note/Bond 4.25%	4.49%
United States Treasury Note/Bond 4.75%	4.00%
United States Treasury Note/Bond 4.50%	3.56%
United States Treasury Note/Bond 4.00%	3.21%
United States Treasury Note/Bond 4.13%	3.10%
United States Treasury Note/Bond 3.38%	2.63%
United States Treasury Note/Bond 4.63%	2.38%
United States Treasury Note/Bond 4.13%	1.51%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 4.25%	7.24%
United States Treasury Note/Bond 4.13%	5.44%
United States Treasury Note/Bond 4.25%	4.49%
United States Treasury Note/Bond 4.75%	4.00%
United States Treasury Note/Bond 4.50%	3.56%
United States Treasury Note/Bond 4.00%	3.21%
United States Treasury Note/Bond 4.13%	3.10%
United States Treasury Note/Bond 3.38%	2.63%
United States Treasury Note/Bond 4.63%	2.38%
United States Treasury Note/Bond 4.13%	1.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.